Schedule of investments
Delaware International Value Equity Fund	August 31, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 97.03%Δ
Denmark − 6.43%
Novo Nordisk Class B	405,680	$ 40,431,446
		40,431,446
France − 18.71%
Air Liquide	175,970	31,544,640
Danone	408,940	29,874,295
Orange	1,390,200	15,791,025
Publicis Groupe	341,050	22,357,614
Sodexo †	217,630	17,992,803
		117,560,377
Germany − 13.88%
adidas AG	59,960	21,271,190
Fresenius Medical Care AG & Co.	417,990	32,099,952
Knorr-Bremse	55,960	6,716,500
SAP	180,160	27,113,791
		87,201,433
Japan − 14.20%
Asahi Group Holdings	265,200	12,327,708
Kao	337,400	20,382,315
KDDI	553,000	16,939,599
Kirin Holdings	321,700	5,830,749
Lawson *	208,400	10,039,722
Seven & i Holdings *	541,800	23,712,830
		89,232,923
Netherlands − 4.37%
Koninklijke Ahold Delhaize	813,050	27,427,451
		27,427,451
Spain − 3.05%
Amadeus IT Group †	313,690	19,156,543
		19,156,543
Sweden − 9.09%
Essity Class B	457,670	14,680,316
H & M Hennes & Mauritz Class B †	618,330	12,393,184
Securitas Class B	1,808,690	30,024,491
		57,097,991
Switzerland − 14.74%
Nestle	281,790	35,614,933
Roche Holding	73,640	29,572,602
NQ-034 [8/21] 10/21 (1868533)    1

Schedule of investments
Delaware International Value Equity Fund (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
Switzerland (continued)
Swatch Group	97,320	$ 27,439,829
		92,627,364
United Kingdom − 12.56%
Diageo	951,070	45,686,796
Next	62,200	6,764,289
Smith & Nephew	1,381,470	26,495,431
		78,946,516
Total Common Stocks (cost $540,732,491)		609,682,044

Exchange-Traded Funds – 1.77%
iShares MSCI EAFE ETF *	32,190	2,595,802
iShares Trust iShares ESG Aware MSCI EAFE ETF *	85,730	6,938,986
Vanguard FTSE Developed Markets ETF	30,100	1,579,046
Total Exchange-Traded Funds (cost $11,007,390)		11,113,834

Short-Term Investments – 0.41%
Money Market Mutual Funds – 0.41%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	639,851	639,851
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	639,850	639,850
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	639,850	639,850
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	639,851	639,851
Total Short-Term Investments (cost $2,559,402)		2,559,402
Total Value of Securities Before Securities Lending Collateral−99.21% (cost $554,299,283)		623,355,280
Principal amount°
Securities Lending Collateral – 3.55%
Certificates of Deposit − 0.16%
Canadian Imperial Bank of Commerce (Toronto) 0.04% 9/1/21	1,004,000	1,004,000
1,004,000
2    NQ-034 [8/21] 10/21 (1868533)

(Unaudited)
	Principal amount°	Value (US $)
Securities Lending Collateral (continued)
Repurchase Agreements − 3.39%
Bank of Montreal 0.04%, dated 8/31/21, to be repurchased on 9/1/21, repurchase price $2,230,231 (collateralized by US government obligations 0.125%−2.875% 3/15/22−2/15/26; market value $2,274,834)	2,230,229	$ 2,230,229
Bank of Nova Scotia 0.05%, dated 8/31/21, to be repurchased on 9/1/21, repurchase price $4,767,757 (collateralized by US government obligations 0.00%−2.875% 9/2/21−8/15/26; market value $4,863,112)	4,767,750	4,767,750
BOFA Securities 0.05%, dated 8/31/21, to be repurchased on 9/1/21, repurchase price $4,767,757 (collateralized by US government obligations 1.125% 2/28/25; market value $4,863,109)	4,767,750	4,767,750
Credit Agricole 0.05%, dated 8/31/21, to be repurchased on 9/1/21, repurchase price $4,767,757 (collateralized by US government obligations 1.50%−2.75% 11/30/21−8/31/25; market value $4,863,107)	4,767,750	4,767,750
JP Morgan Securities 0.05%, dated 8/31/21, to be repurchased on 9/1/21, repurchase price $4,767,757 (collateralized by US government obligations 0.125%−2.125% 10/31/22−7/31/24; market value $4,863,108)	4,767,750	4,767,750
		21,301,229
Total Securities Lending Collateral (cost $22,305,229)		22,305,229
Total Value of Securities−102.76% (cost $576,604,512)		645,660,509■

Obligation to Return Securities Lending Collateral — (3.54%)	(22,304,164)

Receivables and Other Assets Net of Liabilities — 0.79%	4,951,519
Net Assets Applicable to 37,757,864 Shares Outstanding — 100.00%	$628,307,864
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
*	Fully or partially on loan.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
■	Includes $41,826,790 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $21,741,466.
NQ-034 [8/21] 10/21 (1868533)    3

Schedule of investments
Delaware International Value Equity Fund (Unaudited)
The following foreign currency exchange contract was outstanding at August 31, 2021:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
BNYM	JPY	(19,032,214)	USD	172,804	9/1/21	$(192)
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.
Summary of abbreviations:
AG – Aktiengesellschaft
BNYM – Bank of New York Mellon
EAFE – Europe, Australasia, and Far East
ESG – Environmental, Social, and Governance
ETF – Exchange-Traded Fund
FTSE – Financial Times Stock Exchange
GS – Goldman Sachs
MSCI – Morgan Stanley Capital International
Summary of currencies:
JPY – Japanese Yen
USD – US Dollar
4    NQ-034 [8/21] 10/21 (1868533)